SEGMENT REPORTING	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENT REPORTING
NOTE 20	-	SEGMENT REPORTING

A.	General information:

The operations of the Group (including the companies that the company acquired control over on September 2018 as describe in notes 3) are conducted through two different core activities: Location based services ("Telematics services") and Wireless communications products ("Telematics products"). These activities also represent the reportable segments of the Group.

The reportable segments are viewed and evaluated separately by Company management, since the marketing strategies, processes and expected long term financial performances of the segments are different.

Telematics services:

The telematics services segment consists predominantly of regionally based stolen vehicle recovery (SVR) services, fleet management services, value-added services including: "connected car" and UBI (usage based insurance).

The Group provides Location based services in Israel, Brazil, Argentina, Colombia, Mexico, Ecuador and the United States.

Telematics products:

The telematics product segment consists of short and medium range two-way machine-to-machine wireless communications products that are used for various applications, including automatic vehicle location, and automatic vehicle identification.

The Group sells Location based products mainly in Israel, Brazil, Argentina, Colombia, Mexico, Ecuador and the United States.

B.	Information about reported segment profit or loss and assets:

	US dollars
(in thousands)	Telematics services	Telematics products	Total

Year ended December 31, 2019
Revenues	204,728	74,604	279,332
Operating income	26,092	(3,438)	22,654
Assets	118,361	28,114	146,475
Goodwill	43,383	6,703	50,086
Expenditures for assets	11,050	1,890	12,940
Depreciation and amortization	14,671	2,483	17,154
Impairment of goodwill	11,088	1,204	12,292
Impairment of intangible assets	10,914	2,948	13,862
Year ended December 31, 2018
Revenues	181,357	71,978	253,335
Operating income	56,913	5,465	62,378
Assets	101,305	36,355	137,660
Goodwill	55,069	7,827	62,896
Expenditures for assets	15,677	537	16,214
Depreciation and amortization	8,630	486	9,116
Year ended December 31, 2017
Revenues	169,752	64,884	234,636
Operating income	55,012	1,523	56,535
Assets	95,384	17,192	112,576
Goodwill	1,732	2,045	3,777
Expenditures for assets	9,346	681	10,027
Depreciation and amortization	10,030	328	10,358

C.	Information about reported segment profit or loss and assets:

The evaluation of performance is based on the operating income of each of the two reportable segments.

Accounting policies of the segments are the same as those described in the accounting policies applied in the consolidated financial statements.

Due to the nature of the reportable segments, there have been no inter-segment sales or transfers during the reported periods.

Financing expenses, net, non-operating other expenses, net, taxes on income and the share of the Company in losses of affiliated companies were not allocated to the reportable segments, since these items are carried and evaluated on the enterprise level.

D.	Reconciliations of reportable segment revenues, profit or loss, and assets, to the enterprise’s consolidated totals:

	US dollars
	Year ended December 31,
(in thousands)	2019	2018	2017

Total revenues of reportable segment and consolidated revenues	279,332	253,335	234,636

Operating income
Total operating income for reportable segments	22,654	62,378	56,535
Unallocated amounts:
Financing income, net	576	717	(989)
Other income, net	(26)	13,138	-
Consolidated income before taxes on income	23,204	76,233	55,546

Assets
Total assets for reportable segments (*)	196,561	200,556	116,353
Other unallocated amounts:
Current assets	88,777	103,994	59,412
Investments in affiliated and other companies	4,926	7,644	16,221
Property and equipment, net	20,877	20,074	15,092
Other unallocated amounts	28,094	41,524	8,081
Consolidated total assets (at year end)	339,235	373,792	215,159

Other significant items
Total expenditures for assets of reportable segments	12,940	16,214	10,027
Unallocated amounts	5,359	5,168	6,281
Consolidated total expenditures for assets	18,299	21,382	16,308

Total depreciation, amortization and impairment for reportable segments	43,308	9,116	10,358
Unallocated amounts	5,689	5,492	3,161
Consolidated total depreciation, amortization and impairment	48,997	14,608	13,519

(*)	Including goodwill.
E.	Geographic information

	Revenues
	Year ended December 31,
(in thousands)	2019	2018	2017

Israel	110,102	116,186	116,391
Brazil	98,020	90,842	89,455
Others	71,228	46,307	28,790
Total	279,332	253,335	234,636

	Property and equipment, net
	December 31,
(in thousands)	2019	2018	2017

Israel	17,933	16,478	16,757
Brazil	21,218	24,562	17,969
Others	9,715	9,420	4,321
Total	48,866	50,460	39,047

-	Revenues were attributed to countries based on customer location.

-	Property and equipment were classified based on major geographic areas in which the Company operates.

F.	Major customers

During 2018 and 2017, there were no sales exceeding 10% of total revenues to none of our customers.

In 2019, we had one costumer (global world vehicles manufacturer) which represent 15.8% of our total sales.

G.	Major product lines and timing of revenue recognition

In the following table, revenue is disaggregated by primary major product lines, and timing of revenue recognition for the years ended December 31, 2018 and 2019:

	US dollars
	Reportable segments revenues
(in thousands)	Year ended December 31, 2018			Year ended December 31, 2019
	Telematics services	Telematics products	Total	Telematics services	Telematics products	Total
At a point of time	-	70,133	70,133	-	72,626	72,626
Over a period of time	181,357	1,845	183,202	204,728	1,978	206,706
	181,357	71,978	253,335	204,728	74,604	279,332